Operating context, presentation of consolidated financial statements and other information (Details Narrative) R$ in Millions	12 Months Ended
Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Effective rate	16.00%
Organisation For Economic Cooperation And Development [Member]
IfrsStatementLineItems [Line Items]
Revenues	R$ 750
Minimum tax rate	15.00%